Segmental information - Consolidated segment assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 322,190,000	$ 186,621,000	$ 265,551,000	$ 265,551,000	$ 135,415,000
Cash management assets	16,594,000	37,966,000	41,449,000	41,449,000
Due from brokers		95,226,000	129,911,000
Other assets	31,908,000	13,218,000	16,280,000
Due from settlement of capital provision assets	32,552,000	54,358,000	37,109,000
Capital provision assets	2,562,677,000	2,432,829,000	1,871,035,000	1,871,035,000
Equity securities		31,396,000	582,000
Property, plant and equipment	14,593,000	20,184,000	1,866,000
Intangible asset		8,703,000	18,198,000	18,198,000
Goodwill.	134,032,000	133,999,000	133,966,000
Deferred tax asset	256,000	24,939,000	28,848,000	28,848,000
Total assets	3,114,802,000	3,039,439,000	2,548,949,000
Liabilities
Financial liabilities at fair value through profit or loss		91,493,000	112,821,000
Due to brokers		51,401,000	12,667,000
Loan interest payable	9,556,000	9,462,000	9,327,000
Other liabilities	104,363,000	82,742,000	31,046,000
Loan capital	667,814,000	655,880,000	638,665,000
Capital provision asset subparticipations	14,107,000	13,944,000	3,244,000
Third-party interests in consolidated entities	635,057,000	623,175,000	366,926,000
Deferred tax liabilities	22,325,000	9,662,000	4,099,000	$ 4,099,000
Total liabilities	1,453,222,000	1,537,759,000	1,185,795,000
Total net assets	1,661,580,000	1,501,680,000	1,363,154,000
Derivative financial liabilities			$ 7,000,000
Capital provision
Assets
Cash and cash equivalents	173,177,000	122,909,000
Due from brokers		95,226,000
Other assets	23,148,000	6,417,000
Due from settlement of capital provision assets	32,552,000	54,358,000
Capital provision assets	2,562,677,000	2,432,829,000
Equity securities		31,396,000
Property, plant and equipment	13,041,000	15,380,000
Deferred tax asset		23,718,000
Total assets	2,804,595,000	2,782,233,000
Liabilities
Financial liabilities at fair value through profit or loss		91,493,000
Due to brokers		51,401,000
Other liabilities	763,000	220,000
Capital provision asset subparticipations	14,107,000	13,944,000
Third-party interests in consolidated entities	635,057,000	623,175,000
Deferred tax liabilities	17,695,000	5,400,000
Total liabilities	667,622,000	785,633,000
Total net assets	2,136,973,000	1,996,600,000
Asset management
Assets
Cash and cash equivalents	60,000	248,000
Other assets	5,664,000	2,012,000
Total assets	5,724,000	2,260,000
Liabilities
Other liabilities	661,000	467,000
Total liabilities	661,000	467,000
Total net assets	5,063,000	1,793,000
Services and other corporate
Assets
Cash and cash equivalents	148,953,000	63,464,000
Cash management assets	16,594,000	37,966,000
Other assets	3,096,000	4,789,000
Property, plant and equipment	1,552,000	4,804,000
Intangible asset		8,703,000
Goodwill.	134,032,000	133,999,000
Deferred tax asset	256,000	1,221,000
Total assets	304,483,000	254,946,000
Liabilities
Loan interest payable	9,556,000	9,462,000
Other liabilities	102,939,000	82,055,000
Loan capital	667,814,000	655,880,000
Deferred tax liabilities	4,630,000	4,262,000
Total liabilities	784,939,000	751,659,000
Total net assets	$ (480,456,000)	$ (496,713,000)